Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000
Fixed interest rates based on cross currency swaps	2.00%	2.00%
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000
Fixed interest rates based on cross currency swaps	3.10%	3.10%
U.S. Dollar-denominated interest rate swaption | LIBOR | Third Party
Derivative [Line Items]
Fixed interest rates based on cross currency swaps	1.97%	1.97%
Euro-denominated interest rate swaps
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt | €		€ 201.6
Reduced principal amount	$ 80,100	€ 70.1
Derivatives designated as a cash flow hedge | U.S. Dollar-denominated interest rate swaption
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 320,000
Teekay LNG | U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Fixed interest rates based on cross currency swaps	3.10%	3.10%
Minimum | Interest rate swap agreements
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%
Maximum | Interest rate swap agreements
Derivative [Line Items]
Minimum variable interest rate on debt	4.50%